Interest Expense, Net of Amounts Capitalized (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interest expense [Abstract]
Interest expense

	Year ended December 31,
	2020	2019	2018
		US$ in millions
Senior Notes	$260	$253	$103
Amortization of deferred financing costs	17	15	22
Lease liabilities	8	8	—
Finance lease liabilities	—	—	8
Bank borrowings	2	—	85
Standby fee and other financing costs	13	13	11
	300	289	229
Less: interest capitalized	(21)	(9)	(4)
	$279	$280	$225